Organization and Principal Activities	12 Months Ended
Dec. 31, 2015
Organization and Principal Activities

1. Organization and Principal Activities

Noah Holdings Limited (“Company”) was incorporated on June 29, 2007 in the Cayman Islands by six individuals (the “Founders”). The Company, through its subsidiaries and consolidated variable interest entities (“VIEs”) (collectively, the “Group”), is a leading wealth management service provider with asset management capability focusing on distributing wealth management products to the high net worth population in the People’s Republic of China (“PRC”). The Group began offering services in 2005 through Shanghai Noah Investment Management Co., Ltd. (“Noah Investment”), a consolidated variable interest entity, founded in the PRC in August 2005.

The Company’s significant subsidiaries as of December 31, 2015 include the following:

	Date of Incorporation	Place of Incorporation	Percentage of Ownership
Shanghai Noah Rongyao Investment Consulting Co., Ltd.	August 24, 2007	PRC	100%
Shanghai Noah Financial Services Co., Ltd.	April 18, 2008	PRC	100%
Kunshan Noah Xingguang Investment Management Co., Ltd.	August 12, 2011	PRC	100%
Noah Holdings (Hong Kong) Limited	September 1, 2011	Hong Kong	100%
Shanghai Rongyao Information Technology Co., Ltd.	March 2, 2012	PRC	100%
Zigong Noah Financial Service Co., Ltd.	October 22, 2012	PRC	100%
Noah Financial Express (Wuhu) Microfinance Co., Ltd.	August 13, 2013	PRC	100%
Noah Group Honest Asia Limited	March 8, 2014	Hong Kong	100%
Shanghai Noah Yijie Finance Technology Co., Ltd	March 17, 2014	PRC	90%
Noah Commercial Factoring Co., Ltd.	April 1, 2014	PRC	100%
Noah (Shanghai) Financial Leasing Co., Ltd	December 20, 2014	PRC	100%
Noah Holdings international Limited	January 7, 2015	Hong Kong	100%

Noah Investment’s significant subsidiaries as of December 31, 2015 include the following:

	Date of Incorporation	Place of Incorporation	Percentage of Ownership
Shanghai Noah Investment Management Co., Ltd.	August 26, 2005	PRC	100%
Noah Upright (Shanghai) Fund Investment Consulting Co., Ltd.	September 29, 2007	PRC	100%
Shanghai Noah Rongyao Insurance Broker Co., Ltd.	September 24, 2008	PRC	100%
Tianjin Gopher Asset Management Co., Ltd.	March 18, 2010	PRC	100%
Gopher Asset Management Co., Ltd.	February 9, 2012	PRC	100%
Wuhu Gopher Asset Management Co., Ltd.	October 10, 2012	PRC	100%
Shanghai Gopher Asset Management Co., Ltd.	December 14, 2012	PRC	100%
Zhejiang Vanke Noah Assets Management Co., Ltd.	March 22, 2013	PRC	51%
Gopher Nuobao (Shanghai) Asset Management Co., Ltd.	April 10, 2013	PRC	100%

In June 2014, Gopher Asset Management Co., Ltd. (“Gopher Asset”) acquired 100% equity interest of Tianjin Gopher Asset Management Co., Ltd. (“Tianjin Gopher”) from Noah Investment at cost. The transaction was recorded as reorganization between entities under common control with no impact on the consolidated financial statements.